Equity dividends	12 Months Ended
Mar. 31, 2021
Equity dividends
Equity dividends

2  Equity dividends

	2021	2020
	€m	€m

Declared and paid during the financial year:
Final dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.16 eurocents per share)	1,205	1,112
Interim dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share)	1,207	1,205
	2,412	2,317
Proposed after the end of the year and not recognised as a liability:
Final dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share)	1,260	1,205